Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Effective November 30, 2020, the Company, as part of its strategic shift to becoming a life sciences tool provider, sold its Catalyst Research Instruments Operations reporting segment through the sale by Altamira of substantially all of its assets, which comprised of fixed assets, and inventory to Beijing JWGB Sci. & Tech. Co. Ltd., a corporation formed under the laws of the People’s Republic of China (“JWGB”) for $440,000 payable in cash through January 2021, resulting in a $405,400 pre-tax loss. In order to preserve business continuity for the buyer, Altamira agreed to purchase certain components on behalf of JWGB for which JWGB agreed to reimburse Altamira. At March 31, 2021, JWGB paid the full $440,000 purchase price and $28,500 for component purchases made on its behalf. The Company retained all its receivables and payables related to sales made prior to November 30, 2020, certain inventory related to two work-in-process orders which will be shipped by the end of the fiscal year ending June 30, 2021, product warranty and other miscellaneous liabilities related to certain employee benefits, and expenses related to the closure of the Altamira facility, which was substantially completed at the end of December 2020.

As a result of the disposal described above, the operating results of the former Catalyst Research Instruments Operations segment have been presented as discontinued operations in the balance sheets, the statements of operations, and the statements of cash flows, as detailed below.

Assets:	March 31, 2021	June 30, 2020
Cash	$12,100	$-
Accounts receivable	109,300	-
Inventories	3,200	343,700
Property and equipment, net	-	1,400
Goodwill	-	447,900

Discontinued operations	$124,600	$793,000

Liabilities:	March 31, 2021	June 30, 2020
Accounts payable	$2,900	$20,100
Accrued expenses and taxes	45,000	120,700
Contract liabilities	16,500	69,000
Operating lease liabilities, current portion	-	31,100

	$64,400	$240,900

	Three Months Ended		Nine Months Ended
	March 31,2021	March 31,2020	March 31,2021	March 31,2020
Revenues	$107,800	$241,800	$387,700	$420,000
Cost of goods sold	78,800	237,700	458,500	500,300
Gross profit	29,900	4,100	(70,800)	(80,300)
Selling, general and administrative expenses	12,600	103,700	282,200	280,000
Income (loss from operations)	16,400	(99,600)	(353,000)	(360,300)
Loss on disposal	—	—	(405,400)	—
Income (loss) before income tax benefit	16,400	(99,600)	(758,400)	(360,300)
Income tax benefit, all deferred	—	(16,400)	(179,900)	(67,000)
Net income (loss) attributable to discontinued operations	$16,400	$(83,200)	$(578,500)	$(293,300)

In our Consolidated Statements of Cash Flows, the cash flows from discontinued operations are not separately classified. Cash (used) and provided by operating activities from discontinued operations for the nine months ended March 31, 2021 and March 31, 2020 was ($502,900) and $17,900, respectively. Cash provided by investing activities from discontinued operations for the nine months ended March 31, 2021 was $440,000 and none for the nine months ended March 31, 2020. There was no cash provided or used by the discontinued operations for financing activities for both the current and prior year periods.

Effective November 30, 2020, the Company, as part of its strategic shift to becoming a life sciences tool provider, sold its Catalyst Research Instruments Operations reporting segment through the sale by Altamira of substantially all of its assets, which comprised of fixed assets, and inventory to Beijing JWGB Sci. & Tech. Co. Ltd., a corporation formed under the laws of the People’s Republic of China (“JWGB”) for $440,000 payable in cash through January 2021, resulting in a $405,400 pre-tax loss. The Company retained all its receivables and payables related to sales made prior to November 30, 2020, certain inventory related to two work-in-process orders which will be shipped by the end of the fiscal year ending June 30, 2021, product warranty and other miscellaneous liabilities related to certain employee benefits, and expenses related to the closure of the Altamira facility, which was substantially completed at the end of December 2020.

As a result of the disposal described above, the operating results of the former Catalyst Research Instruments Operations segment have been presented as discontinued operations in the balance sheets, the statements of operations, and the statements of cash flows, as detailed below.

	2020	2019
Assets:
Inventories	$343,700	$208,700
Property and equipment, net	1,400	2,700
Goodwill	447,900	447,900

Discontinued operations	$793,000	$659,300

	June 30, 2020	June 30, 2019
Accounts payable	$20,100	$84,500
Accrued expenses and taxes	120,700	177,500
Contract liabilities	69,000	—
Operating lease liabilities, current portion	31,100	—
	$240,900	$262,000
Revenues	$785,900	$1,814,900
Cost of goods sold	869,900	1,490,600
Gross profit	(84,000)	324,300
Selling, general and administrative expenses	388,500	456,300
Loss from operations before income tax benefit	(472,500)	(132,000)
	(222,600)	(36,000)
Net loss attributable to discontinued operations	$(249,900)	$(96,000)

In our Consolidated Statements of Cash Flows, the cash flows from discontinued operations are not separately classified. Cash provided by and (used in) operating activities from discontinued operations for fiscal 2020 and fiscal 2019 was $66,100 and ($131,600), respectively. Cash used by investing activities from discontinued operations for fiscal 2020 was $2,200 and none for fiscal 2019. There was no cash provided or used by the discontinued operations for financing activities for both the current and prior year periods.